Equity (Details) - Schedule of warrants outstanding	9 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Exercise Price 0.01 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	600,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Number Exercisable	600,000
Number Outstanding	600,000
Weighted Average Remaining Life	4 years 6 months
Intrinsic Value (in Dollars) | $
Exercise Price 0.01 One [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	1,000,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Number Exercisable
Number Outstanding	1,000,000
Weighted Average Remaining Life	4 years 8 months 12 days
Intrinsic Value (in Dollars) | $	$ 150,000
Exercise Price 0.01 Two [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	400,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
Number Exercisable	400,000
Number Outstanding	400,000
Weighted Average Remaining Life	4 years 6 months
Intrinsic Value (in Dollars) | $	$ 243,250
Exercise Price 0.10 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	2,100,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.1
Number Exercisable	2,100,000
Number Outstanding	2,100,000
Weighted Average Remaining Life	4 years 10 months 24 days
Intrinsic Value (in Dollars) | $	$ 99,184
Exercise Price 0.10 One [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants	2,100,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.1
Number Exercisable
Number Outstanding
Weighted Average Remaining Life	5 years
Intrinsic Value (in Dollars) | $